Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2021
Entity Registrant Name	KIRR MARBACH PARTNERS FUNDS INC
Entity Central Index Key	0001071196
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 27, 2022
Document Effective Date	Jan. 27, 2022
Prospectus Date	Jan. 27, 2022
Kirr, Marbach Partners Value Fund | Kirr, Marbach Partners Value Fund
Prospectus:
Trading Symbol	KMVAX